(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
(LOSS) INCOME PER SHARE [Abstract]
Schedule of Basic (Loss) Income Per Share
	Year Ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic (loss) income per share:
Numerator:
Net (loss) income attributable to Class A and Class B common shareholders for computing basic loss per Class A and Class B common share	(95,923)	(46,942)	59,305	28,812	61,691	9,523	29,857	4,609
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	269,520,110	131,896,605	271,445,384	131,876,660	272,491,397	272,491,397	131,876,660	131,876,660
Basic (loss) income per Class A and Class B common shares	(0.36)	(0.36)	0.22	0.22	0.23	0.04	0.23	0.04

Schedule of Diluted (Loss) Income Per Share
	Year Ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted (loss) income per share:
Numerator:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation	(95,923)	(46,942)	60,219	27,898	62,460	9,642	29,088	4,491
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares	(46,942)	—	27,898	—	29,088	4,491	—	—
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share	(142,865)	(46,942)	88,117	27,898	91,548	14,133	29,088	4,491
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	269,520,110	131,896,605	271,445,384	131,876,660	272,491,397	272,491,397	131,876,660	131,876,660
Conversion of Class B to Class A common shares	131,896,605	—	131,876,660	—	131,876,660	131,876,660	—	—
Dilutive options	—	—	13,211,010	—	10,677,390	10,677,390	—	—
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	401,416,715	131,896,605	416,533,054	131,876,660	415,045,447	415,045,447	131,876,660	131,876,660
Diluted (loss) income per Class A and Class B common share	(0.36)	(0.36)	0.21	0.21	0.22	0.03	0.22	0.03